Finance Debt - Balance by Type of Finance Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Financing	$ 63,260	$ 84,175
Finance debt, current	4,469	3,667
Finance debt, non-current	58,791	80,508
Brazil member
Disclosure of detailed information about borrowings [line items]
Financing	10,730	16,251
Foreign countries [member]
Disclosure of detailed information about borrowings [line items]
Financing	52,530	67,924
Banking market [member] | Brazil member
Disclosure of detailed information about borrowings [line items]
Financing	5,322	9,576
Banking market [member] | Foreign countries [member]
Disclosure of detailed information about borrowings [line items]
Financing	16,555	24,124
Capital market [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,980
Capital market [member] | Brazil member
Disclosure of detailed information about borrowings [line items]
Financing	3,468	3,320
Capital market [member] | Foreign countries [member]
Disclosure of detailed information about borrowings [line items]
Financing	32,476	39,627
Development banks [member] | Brazil member
Disclosure of detailed information about borrowings [line items]
Financing	1,927	3,346
Development banks [member] | Foreign countries [member]
Disclosure of detailed information about borrowings [line items]
Financing	40	41
Other Debt [member] | Brazil member
Disclosure of detailed information about borrowings [line items]
Financing	13	9
Other Debt [member] | Foreign countries [member]
Disclosure of detailed information about borrowings [line items]
Financing	226	251
Export Credit Agencies [member] | Foreign countries [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 3,233	$ 3,881